CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current liabilities [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Current liabilities	$ 1,026	$ 675
Total liabilities by current tax, Current liabilities	1,026	675
Total liabilities by current tax, Non-current liabilities	1,026	675
Non-current liabilities [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Non-current liabilities
Total liabilities by current tax, Current liabilities
Total liabilities by current tax, Non-current liabilities
Current and Non-current liabilities [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Total liabilities	1,026	675
Total liabilities by current tax, Total liabilities	$ 1,026	$ 675